Income Taxes - Schedule of Income Tax Expense Determined at the U.S. Federal Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense Determined at the U.S. Federal Income Tax Rate [Abstract]
Loss before income tax expense	$ (5,886)	$ (6,120)	$ (8,845)
U.S. federal income tax rate	21.00%	21.00%	21.00%
Income tax benefit computed at the applicable tax rate	$ (1,236)	$ (1,285)	$ (1,857)
Expenses not deductible	726	555	223
Effect of differences in corporate income tax rates	(216)	(60)	(550)
Change in valuation allowance	726	790	2,184
Income tax expense